Financial Instruments (Fair Value of Assets and Liabilities Related to Derivative Financial Instruments) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Total assets	$ 35.7	$ 27.3
Total liabilities	3.6	1.1
Prepaid Expenses and Other [Member] | Pay-Floating Interest Rate Swaps [Member]
Derivative assets designated as hedging instruments	32.4	23.4
Prepaid Expenses and Other [Member] | Foreign Currency Contracts [Member]
Derivative assets designated as hedging instruments	0.8	3.9
Prepaid Expenses and Other [Member] | Commodity Contracts [Member]
Derivative assets designated as hedging instruments	2.5	0
Other Accrued Liabilities [Member] | Commodity Contracts [Member]
Derivative liabilities not designated as hedging instruments	0.7	0
Deferred Income Taxes and Other Liabilities [Member] | Foreign Currency Contracts [Member]
Derivative liabilities designated as hedging instruments	$ 2.9	$ 1.1